Income taxes (Tables)	12 Months Ended
Aug. 31, 2023
Income taxes
Disclosure of income tax expense

	2023	2022	2021
	$	$	$
Income taxes at the applicable tax rate of 26.5% [2022 – 26.5%; 2021 – 26.5%]	(5,606,886)	(3,406,162)	(3,977,204)
Change in tax status following the initial public offering	—	—	(127,979)
Adjustment in respect of current and deferred income tax of previous year	(72,894)	(4,396)	(207,601)
Permanent differences	70,418	823,119	2,100,615
Change in recognition of deferred income tax assets	5,328,487	2,816,417	2,317,759
Other	—	29,365	—
Total income tax expense (recovery)	(280,875)	258,343	105,590

Disclosure of temporary differences

	Balance as at	Recognized			Balance as at
	August 31,	in net	Recognized		August 31,
	2022	loss	in equity	Other	2023
	$	$	$	$	$
Temporary differences
Property and equipment	(155,298)	(20,228)	—	(8,650)	(184,176)
Intangibles	(294,385)	39,009	—	98	(255,278)
Net operating losses	4,790,012	4,564,752	—	—	9,354,764
Financing fees	705,594	(107,450)	134,225	—	732,369
Research and development	430,835	557,162	—	—	987,997
Difference in timing of recognition	259,118	493,379	—	3,403	755,900
Right-of-use asset	(616,907)	19,531	—	(6,613)	(603,989)
Lease liability	658,847	(7,400)	—	12,861	664,308
Net capital losses	50,418	—	—	—	50,418
Unrecognized deferred tax assets	(6,016,278)	(5,328,487)	(134,225)	—	(11,478,990)
Deferred tax liability	(188,044)	210,268	—	1,099	23,323